Stock-Based Compensation - Assumptions (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stock-Based Compensation
Expected volatility, minimum	75.63%	46.50%
Expected volatility, maximum	78.47%	47.20%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate, minimum	3.64%	1.50%
Risk-free interest rate, maximum	4.87%	3.90%
Expected terms	6 years 3 months 18 days
Minimum
Stock-Based Compensation
Expected terms		6 years 2 months 12 days
Maximum
Stock-Based Compensation
Expected terms		6 years 3 months 18 days